October 28, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for The RBB Fund, Inc.
    File No.  33-20827


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very truly yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.  Name and address of issuer:  The RBB Fund, Inc.
                                 400 Bellevue Parkway
                                 Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    Government Securities Portfolio
    Money Market Portfolio
    Municipal Money Market Portfolio
    New York Municipal Money Market Portfolio
    Government Obligations Money Market Portfolio
    BEA International Equity Portfolio
    BEA Emerging Markets Equity Portfolio
    BEA U.S. Core Equity Portfolio
    BEA U.S. Core Fixed Income Portfolio
    BEA Global Fixed Income Portfolio
    BEA Municipal Bond Fund Portfolio
    BEA High Yield Portfolio
    n/i Micro Cap Fund
    n/i Growth Fund
    n/i Growth & Value Fund

3.  Investment Company Act File Number: 811-5518

    Securities Act File Number: 33-20827
4.  Last day of fiscal year for which this notice is filed: August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                          [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                Number          Amount

    Government Securities Portfolio          4,644,555        $44,959,533
    BEA High Yield Portfolio                    51,855        $   837,934

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None

9.  Number and aggregate sale price of securities sold during the fiscal year:
                                                   Number       Sale Price

Government Securities Portfolio                       18,278  $      167,759
Money Market Portfolio                         8,349,832,067  $8,349,832,067
Municipal Money Market Portfolio               1,910,475,321  $1,910,475,321
New York Municipal Money Market Portfolio        531,129,190  $  531,129,190
Government Obligations Money Market Portfolio  2,004,901,291  $2,004,901,291
BEA International Equity Portfolio                 8,492,355  $  158,914,042
BEA Emerging Markets Equity Portfolio              1,930,842  $   33,432,364
BEA U.S. Core Equity Portfolio                     1,435,791  $   27,128,776
BEA U.S. Core Fixed Income Portfolio               4,441,435  $   68,996,273
BEA Global Fixed Income Portfolio                  1,105,942  $   17,551,485
BEA Municipal Bond Fund Portfolio                    315,445  $    4,700,422
BEA High Yield Portfolio                           3,372,093  $   54,558,056
n/i Micro Cap Fund                                 1,217,175  $   14,212,327
n/i Growth Fund                                    2,384,034  $   27,674,950
n/i Growth & Value Fund                              336,865  $    3,890,583

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                   Number       Sale Price

Government Securities Portfolio                   (4,626,277)($  44,791,774)
Money Market Portfolio                         8,349,832,067  $8,349,832,067
Municipal Money Market Portfolio               1,910,475,321  $1,910,475,321
New York Municipal Money Market Portfolio        531,129,190  $  531,129,190
Government Obligations Money Market Portfolio  2,004,901,291  $2,004,901,291
BEA International Equity Portfolio                 8,492,355  $  158,914,042
BEA Emerging Markets Equity Portfolio              1,930,842  $   33,432,364
BEA U.S. Core Equity Portfolio                     1,435,791  $   27,128,776
BEA U.S. Core Fixed Income Portfolio               4,441,435  $   68,996,273
BEA Global Fixed Income Portfolio                  1,105,942  $   17,551,485
BEA Municipal Bond Fund Portfolio                    315,445  $    4,700,422
BEA High Yield Portfolio                           3,320,238  $   53,720,122
n/i Micro Cap Fund                                 1,217,175  $   14,212,327
n/i Growth Fund                                    2,384,034  $   27,674,950
n/i Growth & Value Fund                              336,865  $    3,890,583

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                   Number       Sale Price

Government Securities Portfolio                       50,559   $   478,224
Money Market Portfolio                            91,769,331   $91,769,331
Municipal Money Market Portfolio                  11,961,008   $11,961,008
New York Municipal Money Market Portfolio          2,089,001   $ 2,089,001
Government Obligations Money Market Portfolio     25,031,830   $25,031,830
BEA International Equity Portfolio                   137,894   $ 2,523,456
BEA Emerging Markets Equity Portfolio                 19,043   $   323,156
BEA U.S. Core Equity Portfolio                       188,415   $ 3,346,258
BEA U.S. Core Fixed Income Portfolio                 576,935   $ 8,756,243
BEA Global Fixed Income Portfolio                    162,519   $ 2,519,968
BEA Municipal Bond Fund Portfolio                    109,160   $ 1,656,622
BEA High Yield Portfolio                             629,920   $ 9,902,559
n/i Micro Cap Fund                                         0   $         0
n/i Growth Fund                                            0   $         0
n/i Growth & Value Fund                                    0   $         0

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item 10):     $  13,161,767,440

(ii) Aggregate price of shares issued in connection
with dividend reinvestment plans (from Item 11,
if applicable):                                             +     160,357,656

(iii) Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable):                   -  13,093,078,953

(iv) Aggregate price of shares redeemed or repurchased
and previously applied as a reduction to filing fees
pursuant to rule 24e-2 (if applicable):                  +          0

(v) Net aggregate price of securities sold and issued
during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus
line (iv)] (if applicable):                              $      229,046,143

(vi) Multiplier prescribed by Section 6(b) of the
Securities Act of 1933 or other applicable law or
regulation:                                              /        3300

(vii) Fee due [line (i) or line (v) multiplied
by line (vi)]:                                           $      69,407.92


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                    [ X ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 24, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:    /s/Edward J. Roach
       Edward J. Roach
       President and Treasurer

Date:  October 28, 1996



Ballard Spahr Andrews & Ingersoll
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599


October 23, 1996



The RBB Fund, Inc.
400 Bellevue Parkway
Suite 100
Bellevue Corporate Center
Wilmington, DE  19809

RE:  Rule 24f-2 Notice for The RBB Fund, Inc.
     (Securities Act File No. 33-20827)

Gentlemen:

We have acted as counsel to The RBB Fund, Inc. (the "Fund"), a Maryland corporation having its principal place of business in Wilmington, Delaware. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company.

The Fund has requested our opinion as to the legality of shares of classes of Common Stock, each class with a par value per share of $.001 (the "Shares"), which are issued by the Fund during the Fund's fiscal year ended August 31, 1996. The Shares represent interests in the Government Securities Portfolio, Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio, New York
Municipal Money Market Portfolio, BEA International Equity Fund, BEA Emerging Markets Equity Fund, BEA High Yield Fund, BEA U.S. Core Fixed Income Fund, BEA Global Fixed Income Fund, BEA Municipal Bond Fund, BEA U.S. Core Equity Fund, BEA Balanced Fund, and BEA Short Duration Fund, n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund of the Fund.

We have been informed by the Fund that a total of 12,821,388,124 Shares (18,278 Shares representing interests in the Government Securities Portfolio; 8,349,832,067 Shares representing interests in the Money
Market Portfolio; 1,910,475,321 Shares representing interests in the Municipal Money Market Portfolio; 2,004,901,291 Shares representing interests in the Government Obligations Money Market Portfolio; 531,129,190 Shares representing interest in the New York Municipal Money Market Portfolio; 8,492,355 Shares representing interests in the BEA International Equity Fund; 1,930,842 Shares representing interests in the BEA Emerging Markets Equity Fund; 3,372,093 Shares representing interests in the BEA High Yield Fund; 4,441,435 Shares representing interests in the BEA U.S. Core Fixed Income Fund; 1,435,791 Shares representing interests in the BEA U.S. Core Equity Fund; 1,105,942 Shares representing interests in the BEA Global Fixed Income Fund; 315,445 Shares representing interests in the BEA Municipal Bond Fund; 0 Shares representing interests in the BEA Balanced Fund; 0 Shares representing interests in the BEA Short Duration Fund; 1,217,175 shares representing interests in the n/i Micro Cap Fund; 2,384,034 shares representing interests in n/i Growth Fund and 336,865 shares representing interest in n/i Growth and Value Fund) were issued from time to time during the fiscal year ended August 31, 1996.

Such Shares were issued under Prospectuses which were included as part of the Post-Effective Amendments Nos. 28, 29, 30, 31, 32, 33, 34, 35 and 36 to the Fund's Registration Statement on Form N-1A which were filed with the Securities and Exchange Commission (the "SEC"). Post-Effective Amendments Nos. 28 and 31 were filed with the SEC on October 6, 1995 and December 4, 1995, respectively, and became effective on December 29, 1995, Post-Effective Amendments Nos. 29 and 32 were filed with the SEC in October 25, 1995 and December 19, 1995, respectively and became effective on December 28, 1995. PEA Amendment No. 30 was filed with the SEC on
December 1, 1995 and became effective on December 1, 1995. Post-Effective Amendments Nos. 33, 34, 35 and 36 were filed with the SEC on March 6, 1996, May 15, 1996, May 17, 1996 and May 30, 1996, respectively, and became effective on May 30, 1996. In connection with our giving of this opinion, we have examined a copy of the Charter of the Fund as amended and supplemented.

Based solely upon our review of the Fund's Charter and the information given to us as to the number of Shares sold, we are of the opinion that the 12,821,388,124 Shares issued by the Fund during its fiscal year ended
August 31, 1996 were, when issued for payment as described in the Fund's prospectuses referred to above, legally issued, fully paid and non-assessable by the Fund.

Very truly yours,
/s/ Ballard Spahr Andrews & Ingersoll
Ballard Spahr Andrews & Ingersoll